Paras Madho
Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

07073931

RECD S.E.C.
OCT 0 1 2007
1086

October 1, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
OCT 0 4 2007
THOMSON
FINANCIAL

001-33692
CERTNYS

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, China Digital TV Holding Co., Ltd., American Depositary Shares (Each representing one ordinary share, par value $0.0005 per share) and Ordinary Shares, par value $0.0005 per share (application for the Ordinary shares, par value $0.0005 per share is made for listing, not for trading but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission). The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on September 28, 2007. Tentative listing date – October 5, 2007.

Sincerely,

Paras Madho

END